PENSION BENEFITS (Details 13) (USD $)	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Fair Value of plan assets	$ 5,960,630	$ 5,452,890	$ 4,869,192
Level 1
Fair Value of plan assets	196,903	66,594
Level 2
Fair Value of plan assets	5,763,727	5,213,402
Level 3
Fair Value of plan assets	0	172,894	173,652
Money Market Fund
Fair Value of plan assets	196,903	66,594
Money Market Fund | Level 1
Fair Value of plan assets	196,903	66,594
Aggressive Growth Portfolio
Fair Value of plan assets	871,332
Aggressive Growth Portfolio | Level 2
Fair Value of plan assets	871,332
Long Duration Portfolio
Fair Value of plan assets	748,353	610,900
Long Duration Portfolio | Level 2
Fair Value of plan assets	748,353	610,900
Strategic Bond Portfolio
Fair Value of plan assets	702,525	614,794
Strategic Bond Portfolio | Level 2
Fair Value of plan assets	702,525	614,794
Intermediate Fixed Income Portfolio
Fair Value of plan assets	677,165	559,924
Intermediate Fixed Income Portfolio | Level 2
Fair Value of plan assets	677,165	559,924
Short Duration Portfolio
Fair Value of plan assets	669,261
Short Duration Portfolio | Level 2
Fair Value of plan assets	669,261
Large Company Value Portfolio
Fair Value of plan assets	499,757	431,316
Large Company Value Portfolio | Level 2
Fair Value of plan assets	499,757	431,316
Fundamental Value Portfolio
Fair Value of plan assets	481,368	426,977
Fundamental Value Portfolio | Level 2
Fair Value of plan assets	481,368	426,977
International Core Portfolio
Fair Value of plan assets	266,037	344,025
International Core Portfolio | Level 2
Fair Value of plan assets	266,037	344,025
International Value Portfolio
Fair Value of plan assets	257,014	335,582
International Value Portfolio | Level 2
Fair Value of plan assets	257,014	335,582
Small Company Growth Portfolio
Fair Value of plan assets	153,363	259,632
Small Company Growth Portfolio | Level 2
Fair Value of plan assets	153,363	259,632
Small Company Value Portfolio
Fair Value of plan assets	147,235	259,062
Small Company Value Portfolio | Level 2
Fair Value of plan assets	147,235	259,062
Mid-Cap Growth Portfolio
Fair Value of plan assets	146,285	252,851
Mid-Cap Growth Portfolio | Level 2
Fair Value of plan assets	146,285	252,851
Mid-Cap Fundamental Value Portfolio
Fair Value of plan assets	144,032	260,101
Mid-Cap Fundamental Value Portfolio | Level 2
Fair Value of plan assets	144,032	260,101
Guaranteed Investment Contract
Fair Value of plan assets	0	172,894	173,652
Guaranteed Investment Contract | Level 3
Fair Value of plan assets	0	172,894
Strategic Growth Portfolio
Fair Value of plan assets		429,711
Strategic Growth Portfolio | Level 2
Fair Value of plan assets		429,711
Large Company Domestic Growth Portfolio
Fair Value of plan assets		428,527
Large Company Domestic Growth Portfolio | Level 2
Fair Value of plan assets		$ 428,527